Prepayments and Other Current Assets - Schedule of Prepayments and other current assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
Other deposits	$ 11,063	$ 209,420
Prepayments	3,183
Advance to suppliers		1,592,963
Prepayments and other current assets	$ 14,246	$ 1,802,383